COST OF SALES	12 Months Ended
Jun. 30, 2019
COST OF SALES
COST OF SALES

4.COST OF SALES

	Consolidated
	2019	2018	2017
	A$	A$	A$
Inventories used	55,995	93,869	172,070
Direct labour costs	103,601	88,690	152,767
Depreciation expense	55,480	65,853	71,139
Inventories written off (1)	61,191	51,676	96,441
Total cost of sales	276,267	300,088	492,417

(1)    Inventories written off include $Nil (2018: $24,506 and 2017: $53,856) of items that expired during the year.